Ordinary Shares - Narrative (Details) $ in Millions							1 Months Ended					3 Months Ended		6 Months Ended	24 Months Ended
	May 19, 2021 shares	May 04, 2021 shares	Sep. 22, 2020 USD ($) shares	Aug. 28, 2019 USD ($)	Aug. 17, 2018	Aug. 17, 2017	May 31, 2021 USD ($)	May 19, 2021 USD ($)	Jul. 31, 2020 shares	Oct. 31, 2019 shares	Aug. 31, 2017 £ / shares shares	Jun. 30, 2021 vote £ / shares shares	Mar. 31, 2021 £ / shares shares	Jun. 30, 2021 vote £ / shares shares	Aug. 17, 2020 installment	Dec. 31, 2020 £ / shares	Sep. 22, 2020 £ / shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares	Jun. 30, 2020 £ / shares	Mar. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
Class of Stock [Line Items]
Consideration received on transaction | $				$ 25.0			$ 154.8
Number of votes | vote												1		1
Exercise of share options (in shares)														932,777
Initial Public Offering
Class of Stock [Line Items]
Consideration received on transaction | $			$ 132.8
Follow-on Offering
Class of Stock [Line Items]
Consideration received on transaction | $								$ 154.8
Ordinary Shares
Class of Stock [Line Items]
Common stock, issued for services (in shares)											10,551,166
Common stock, par value (in dollars per share) | £ / shares											£ 0.008	£ 0.008	£ 0.008	£ 0.008		£ 0.008	£ 0.008	£ 0.001	£ 1.00	£ 0.008	£ 0.008	£ 0.008
Number of monthly installments | installment															24
Issuance of shares (in shares)														1,165,004
Forfeiture of ordinary shares (in shares)									63,972
Ordinary Shares | Nonemployee
Class of Stock [Line Items]
Issuance of shares (in shares)										102,214
Award vesting period										3 years
Ordinary Shares | Employee
Class of Stock [Line Items]
Issuance of shares (in shares)										99,049
Award vesting period										4 years
Ordinary Shares | Follow-on Offering
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)		4,000,000
Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)	600,000
Ordinary Shares | Common Stock
Class of Stock [Line Items]
Issuance of shares (in shares)												4,600,000
Convertible preferred shares issued (in shares)			16,419,172
Exercise of share options (in shares)												351,449	581,328
Ordinary Shares | Common Stock | Options Granted In Previous Year
Class of Stock [Line Items]
Exercise of share options (in shares)													232,227
Ordinary Shares | Share-based Payment Arrangement, Tranche One
Class of Stock [Line Items]
Award vesting percentage						25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Two
Class of Stock [Line Items]
Award vesting percentage					25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Three
Class of Stock [Line Items]
Award vesting percentage															50.00%
American Depositary Shares | Initial Public Offering
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares																	£ 17.00
American Depositary Shares | Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			1,125,000